OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
	Note	December 31,
		2017	2018
		RMB	RMB

Customer pledged deposits	(i)	106,006,039	77,726,077
Other tax payables	(ii)	75,915,052	89,586,329
Receipt in advance	(iii)	6,979,476	44,083,940
Settlement and clearing accounts	(iv)	-	10,112,678
Amounts due to third parties		7,004,153	10,952,518
Expenses payable to suppliers		10,611,883	8,868,056
Others		17,220,665	10,156,157

Total		223,737,268	251,485,755

(i)	Customer pledged deposits mainly consist of the deposits collected from certain customers to reduce the risk of failure to make payments on schedule.

(ii)	Other tax payables mainly represents value-added tax payables.

(iii)	Receipt in advance consist of advance for interest and financing service fees on loans and down payments by loan transferees. Down payments are newly increase in 2018, amounting to RMB35,493,777.

(iv)	The Group transferred loans to third party investors and recorded these transactions as sales in Note 6(c). After the transfer, the contract terms related to payment proceeds of the loans remain the same: the Group collects payments of loans and then disburses the proceeds from the relevant loans to third-party transferees.

(v)	Other liabilities are expected to be settled or recognized as income within one year or are repayable on demand.